Mineral Properties	9 Months Ended
Oct. 31, 2021
Mineral Properties [Abstract]
MINERAL PROPERTIES
9.	MINERAL PROPERTIES

Balance: February 5, 2021	$—
Pursuant to asset purchase agreement (Note 3)	327,690
Common shares issued to finder (Note 10)	323,913

Balance: October 31, 2021	$651,603